Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of balances with related parties [Abstract]
Long term loans (see Note 9)	$ 882	$ 1,062	$ 1,024
Current maturities of long term loans	220
Payroll and related expenses (see Note 14b)	$ 67	$ 20	$ 34